Equity Accounted Investments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Income from vessel operations	$ 98,112	$ 234,123	$ 169,788
Other [Member]
Equity Method Investment, Summarized Financial Information [Abstract]
Current assets	281,933	135,087
Non-current assets	2,545,518	1,867,161
Current liabilities	252,439	106,858
Non-current liabilities	2,118,550	1,507,800
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues	333,020	232,516	238,838
Income from vessel operations	134,617	91,290	97,708
Net (loss) income	$ (48,732)	$ (44,794)	$ 136,444